Other Current Liabilities	12 Months Ended
Jun. 30, 2021
Disclosure Of Other Current Liabilities Text Block Abstract
Other current liabilities

15. Other current liabilities

	Consolidated
	30 June 2021	30 June 2020
Provision for sales refunds(1)	$—	$116,645
	$—	$116,645

(1)	Under the terms of the sale agreement for the disposal of the devices business (refer to note 6) the Company is liable to pay to the buyer for any refunds related to devices sold that refunded after 30 June 2020. The Company recorded and estimated amount as of 30 June 2020. In the fiscal year ended 30 June 2021, the Company reached a settlement that they would no longer be liable for refunds given the historical lag associated with returns. After which, the Company recorded the remaining balance as other income.

Provision for sales refunds Reconciliation:

Year Ended 30 June 2021
Carrying value as at 1 July 2020	$116,645
Repayments made	(101,161)
Settlement of liability recorded in other income	(15,484)
Balance at 30 June 2021	$—